INTANGIBLE ASSETS - Useful Life (Details)	6 Months Ended
Jun. 30, 2018
Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Management contracts
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	40 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	9 years
Other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	3 years
Other | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	7 years